Derivative warrant liability (Tables)	12 Months Ended
Sep. 30, 2022
Derivative warrant liability.
Schedule of change in fair value of warrants

	As at
	September
	30, 2020
Share price	C$	1.31
Risk-free interest rate		0.23%
Expected volatility		60.8%
Expected life of warrant		0.75 years
Expected dividend yield		0%